UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06530
Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2005

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE+	DEMAND DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (71.6%)
	ABAG Finance Authority for Nonprofit Corporations,
$8,400	Episcopal Homes Foundation Ser 2000 COPs	1.73%	10/07/04	$8,400,000
5,000	Lease Purchase 2003 Ser A	1.77	10/07/04	5,000,000
7,010	Anaheim Public Finance Authority, Distribution System ROCs II-R Ser 6021 (MBIA)	1.72	10/07/04	7,010,000
20,000	Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)	1.74	10/07/04	20,000,000
2,675	Cabrillo Community College District, 2004 Ser A ROCs II R Ser 300 (MBIA)	1.72	10/07/04	2,675,000
2,990	California, Economic Recovery Ser 2004 A ROCs II-R Ser 280 (FGIC)	1.72	10/07/04	2,990,000
11,970	California Alternative Energy Source Finance Authority, General Electric Capital Corp-Arroyo Energy 1993 Ser B (AMT)	1.75	10/07/04	11,970,000
4,200	California Department of Water Resources, Power Supply Ser B Subser B-1	1.71	10/01/04	4,200,000
	California Educational Facilities Authority,
5,000	California Institute of Technology Ser 1994	1.67	10/07/04	5,000,000
15,165	Stanford University Ser L-5	1.62	10/07/04	15,165,000
	California Health Facilities Financing Authority,
2,495	Adventist Health System/West 1998 Ser B (MBIA) & Ser C (MBIA)	1.71	10/01/04	2,495,000
500	Adventist Health System/West 2002 Ser A	1.70	10/01/04	500,000
1,527	Adventist Health System/West 2002 Ser B	1.71	10/01/04	1,527,000
5,000	Northern California Presbyterian Homes & Services Ser 2004	1.70	10/07/04	5,000,000
1,100	Sisters of Charity of Leavenworth Health System Ser 2003	1.68	10/07/04	1,100,000
15,000	California Housing Finance Agency, Home Mortgage 2003 Ser F (AMT (FSA)	1.74	10/07/04	15,000,000
10,485	California Pollution Control Financing Authority, Chevron USA Inc Ser 1984 B	1.60	12/15/04	10,485,634
	California Statewide Communities Development Authority,
700	House Ear Institute 1993 Ser A COPs	1.71	10/01/04	700,000
4,200	Kaiser Permanente Ser 2004 L	1.73	10/07/04	4,200,000
9,000	Pine View Apartments 2004 Ser A	1.71	10/07/04	9,000,000
17,015	California Transit Finance Authority, Ser 1997 (FSA)	1.70	10/07/04	17,015,000
14,970	Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC)	1.70	10/07/04	14,970,000
21,000	Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)	1.72	10/07/04	21,000,000
700	Irvine Ranch Water District, Nos 105, 140, 240 & 250	1.73	10/01/04	700,000
11,700	Lancaster, Antelope Pines Apartments Ser 2001 A	1.68	10/07/04	11,700,000
9,745	Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)	1.72	10/07/04	9,745,000
16,100	Los Angeles, Wastewater System Ser 2001 A & Ser 2001 B (FGIC)	1.15	12/09/04	16,100,000
22,100	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	1.68	10/07/04	22,100,000
9,695	Los Angeles Convention and Exhibition Center Authority, Ser 2003 B-1 (Ambac)	1.69	10/07/04	9,695,000
11,300	Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax Ser 1993-A (MBIA)	1.70	10/07/04	11,300,000
	Los Angeles Department of Water & Power,
7,000	Power System 2001 Ser B Subser B-1	1.70	10/07/04	7,000,000
16,200	Water System 2001 Ser B Subser B-1	1.68	10/07/04	16,200,000
16,600	Los Angeles Housing Authority, 2004 Ser A	1.67	10/07/04	16,600,000
7,995	Los Angeles Unified School District, PUTTERs Ser 425 (FSA)	1.72	10/07/04	7,995,000
	Metropolitan Water District of Southern California,
8,000	Water 1999 Ser C	1.69	10/07/04	8,000,000
15,500	Water 2000 Ser B-2	1.69	10/07/04	15,500,000
6,330	Milpitas Redevelopment Agency, Redevelopment Project Area No 1 ROCs II-R Ser 4557 (MBIA)	1.72	10/07/04	6,330,000
15,100	Monterey Peninsula Water Management District, Wastewater Ser 1992 COPs	1.70	10/07/04	15,100,000
13,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	1.72	10/07/04	13,300,000
3,000	Newport Beach, Hoag Memorial Hospital Presbyterian 1996 Ser B	1.76	10/01/04	3,000,000
3,000	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	1.69	10/07/04	3,000,000
5,000	Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)	1.73	10/07/04	5,000,000
4,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	1.70	10/07/04	4,500,000
6,000	Rancho Water District Financing Authority, Ser 2002 A (FGIC)	1.70	10/07/04	6,000,000
6,850	Redlands, Orange Village Apartments 1988 Ser A (AMT)	1.71	10/07/04	6,850,000
7,905	Roaring Fork Municipal Products, California Economic Recovery Class A Certificates Ser 2004-4 (FGIC)	1.74	10/07/04	7,905,000
4,900	Sacramento County, Administration Center & Courthouse Ser 1990 COPs	1.70	10/07/04	4,900,000
3,500	Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2	1.70	10/07/04	3,500,000
	San Bernardino County,
15,000	Medical Center Financing Ser 1998 COPs (MBIA)	1.63	10/07/04	15,000,000
4,215	West Valley Detention Center Ser 2002 A COPs ROCs II-R Ser 2139 (MBIA)	1.72	10/07/04	4,215,000
1,750	San Diego Unified School District, 1998 Ser E-1 ROCs II-R Ser 1067 (MBIA)	1.72	10/07/04	1,750,000
11,275	San Francisco City & County, Folsom-Dore Apartments Ser 2002 A (AMT)	1.60	10/07/04	11,275,000
17,500	San Francisco City & County Redevelopment Agency, Bayside Village Multifamily Ser 1985 A	1.51	10/07/04	17,500,000
2,000	San Jose, Almaden Lake Village Apartments Ser 2000 A (AMT)	1.74	10/07/04	2,000,000
	Southern California Public Power Authority,
4,585	Transmission 1991 Refg Ser (Ambac)	1.67	10/07/04	4,585,000
12,700	Transmission Refg Ser 2001 A (FSA)	1.70	10/07/04	12,700,000
4,920	Turlock Irrigation District, Ser 1988 A	1.68	10/07/04	4,920,000
6,180	Ventura County, 2003 COPs PUTTERs Ser 474 (FSA)	1.72	10/07/04	6,180,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $497,547,634)			497,547,634

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (17.6%)
10,000	California Infrastructure & Economic Development Bank, Salvation Army Western Territory Ser 2001	1.02%	11/17/04	1.02%	10,000,000
4,400	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 K	1.25	10/14/04	1.25	4,400,000
	East Bay Municipal Utility District,
10,000	Water System Ser 1997	1.12	10/08/04	1.12	10,000,000
10,000	Water System Ser 1997	1.25	11/23/04	1.25	10,000,000
10,000	Los Angeles County Metropolitan Transportation Authority, 2nd Sub Sales Tax Ser A	1.13	10/13/04	1.13	10,000,000
	San Diego County Water Authority,
10,000	Ser 1	1.20	11/18/04	1.20	10,000,000
14,000	Ser 1	1.50	12/14/04	1.50	14,000,000
	San Francisco County Transportation Authority,
2,250	2004 Ser B	1.10	10/21/04	1.10	2,250,000
4,000	2004 Ser B	1.17	12/10/04	1.17	4,000,000
12,500	2004 Ser B	1.35	12/30/04	1.35	12,500,000
6,400	San Gabriel Valley Council of Governments, Alameda Corridor-East GANs	1.12	10/14/04	1.12	6,400,000
	University of California Regents,
12,500	Ser A	1.25	10/20/04	1.25	12,500,000
10,000	Ser A	1.27	10/26/04	1.27	10,000,000
6,000	Ser A	1.27	11/23/04	1.27	6,000,000

	Total California Tax-Exempt Commercial Paper (Cost $122,050,000)				122,050,000

	California Tax-Exempt Short-Term Municipal Notes (9.3%)
20,000	California, Ser 1994 (FGIC), dtd 11/01/94	7.00	11/01/04	1.22	20,496,075
19,000	California School Cash Reserve Program Authority, 2004 Pool Ser A (Ambac), dtd 07/06/04	3.00	07/06/05	1.60	19,199,269
13,000	Sacramento County, 2004 Ser A TRANs, dtd 07/01/04	3.00	07/11/05	1.65	13,133,818
7,000	Santa Cruz County, Ser 2004-2005 A TRANs, dtd 07/07/04	3.00	07/06/05	1.62	7,072,387
4,750	Victor Valley Joint Union High School District, Ser 2004 TRANs, dtd 07/22/04	2.75	07/21/05	1.65	4,791,255

	Total California Tax-Exempt Short-Term Municipal Notes (Cost $64,692,804)				64,692,804

	Total Investments (Cost $684,290,438) (a)			98.5%	684,290,438

	Other Assets in Excess of Liabilities			1.5	10,711,855

	Net Assets			100.0%	$695,002,293

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
GANs	Grant Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
+	Rate shown is the rate in effect at September 30, 2004.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004